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                                ROPES & GRAY LLP
                                ONE METRO CENTER
                              700 12TH STREET, N.W.
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                              WASHINGTON, DC 20005

                   WRITER'S DIRECT DIAL NUMBER: (202) 508-4615

                                January 12, 2006

VIA EDGAR

Filing Desk
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

     Re: BB&T Funds (Registration No. 33-49098 and 811-06719): Registration Statement on Form N-14

Dear Sir or Madam:

     On behalf of BB&T Funds, a registered open-end management investment company, and pursuant to Rule 488 under the Securities Act of 1933, as amended (the "1933 Act"), accompanying this letter for filing is a conformed copy of a Registration Statement on Form N-14 (the "Registration Statement"). Manually executed signature pages and consents have been obtained prior to the time of this electronic filing and will be retained by BB&T Funds for five years.

     The Prospectus of BB&T Funds contained in the Registration Statement will be furnished in connection with a special meeting of shareholders of the BB&T Small Company Growth Fund to be held on March 23, 2006, at which time the shareholders of such Fund will be asked to vote on the proposed reorganization with and into the BB&T Small Cap Fund.

     The proposed combination will be followed by the distribution in liquidation of shares of the BB&T Small Company Growth Fund. Included in the Registration Statement is the form of proxy for the March 23, 2006 meeting of shareholders of the BB&T Small Company Growth Fund.

     No registration fee is being paid at the time of this filing because BB&T Funds has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, to register an indefinite number of its shares.

     The Registration Statement is proposed to become effective thirty days after filing (February 11, 2006), pursuant to Rule 488 under the Securities Act of 1933.

     Please call me at 202-508-4615 if you have any questions regarding this filing.

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Filing Desk
Securities and Exchange Commission
January 12, 2006
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     Ropes & Gray has acted as counsel to BB&T Funds in connection with the preparation of this Registration Statement.

                                        Sincerely,

                                        /s/ Katherine S. Milin
                                        ----------------------------------------
                                        Katherine S. Milin

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